Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes (Textual)
Effective income tax rate	83.50%	20.20%	21.00%
Deferred tax asset
Operating loss carryforwards, description	The Company's subsidiaries incorporated in the PRC has unused net operating losses ("NOLs") available for carry forward to future years for PRC income tax reporting purposes up to five years.
Hong Kong [Member]
Income Taxes (Textual)
Effective income tax rate	16.50%
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%